Other assets - Future amortization of favorable contracts (Details) - Favorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	20 years 6 months
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ 2
2021	2
2022	2
2023	2
2024 and after	25
Total	$ 33	$ 186	$ 287